Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

	Restructuring	Warranty	Other
Balance	provision	provision	liabilities	Total
At January 1, 2017	$813	$2,755	$3,864	$7,432
Provisions made during the year	912	4,540	111	5,563
Provisions used/paid during the year	(1,424)	(905)	—	(2,329)
Provisions reversed during the year	(81)	(1,198)	—	(1,279)
Effect of movements in exchange rates	28	7	278	313
At December 31, 2017	248	5,199	4,253	9,700
Provisions made during the year	509	5,474	(63)	5,920
Provisions used/paid during the year	(560)	(1,409)	—	(1,969)
Provisions reversed during the year	(2)	(208)	—	(210)
Effect of movements in exchange rates	(4)	(4)	(328)	(336)
At December 31, 2018	$191	$9,052	$3,862	$13,105

At December 31, 2017
Current	$248	$5,199	$—	$5,447
Non-current	—	—	4,253	4,253
	$248	$5,199	$4,253	$9,700

At December 31, 2018
Current	$191	$9,052	$—	$9,243
Non-current	—	—	3,862	3,862
	$191	$9,052	$3,862	$13,105